SCHEDULE OF SHARE-BASED PAYMENT ARRANGEMENT, OPTION, ACTIVITY (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Beginning balance (in dollars per share)	$ 8.29	$ 8.29
Beginning balance (in shares)	989	453
Granted (in dollars per share)	$ 36.91	$ 8.29
Granted (in shares)	377	536
Exercised (in dollars per share)
Exercised (in shares)
Forfeited, expired and cancelled (in dollars per share)	$ (11.16)
Forfeited, expired and cancelled (in shares)	(180)
Ending balance (in dollars per share)	$ 21.88	$ 8.29
Ending balance (in shares)	1,186	989
Options exercisable (in shares)	462
Beginning balance (in dollars per share)	$ 10.28	$ 10.28
Beginning balance (in shares)	989	453
Granted, grant date fair value (in dollars per share)	$ 16.80	$ 10.28
Forfeited, expired and cancelled (in dollars per share)	$ 3.87
Forfeited, expired and cancelled (in shares)	(180)
Vested (in dollars per share)	$ 6.85
Vested (in shares)	(462)
Ending balance (in dollars per share)	$ 13.81	$ 10.28
Ending balance (in shares)	724	989